Investment Strategy	Jan. 31, 2026
Vest 2 Year Interest Rate Hedge ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) whose portfolio is constructed with the aim of delivering positive returns, before any fees and expenses, when the 2-year interest rate (the “2-Year Rate”) rises. The Fund is expected to experience losses when the 2-Year Rate falls. The 2-Year Rate is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities compounded over a period of two years. To achieve its investment objective of hedging against increases in the 2-Year Rate, the Fund invests in various derivatives (including futures, options, interest rate swaps, and swaptions). The Fund may take long positions in interest rate swaps to seek to benefit from rising interest rates. The Fund may also invest in ETFs that invest in U.S. Treasury bills or option contracts linked to ETFs that primarily invest in U.S. Treasury securities to implement the Fund’s hedging strategy. The Fund invests in U.S. Treasury bills as collateral for the Fund’s derivatives transactions.
In addition, the Fund will take long or short positions in interest rate payer or receiver swaptions to limit losses and gains. By taking these positions to limit losses, the upside cap (described below) is a by-product of seeking to limit the downside losses. For example, the Fund will take a long position in receiver swaptions to reduce the Fund’s exposure to declines in the 2-Year Rate, which is expected to have the effect of offsetting losses resulting from a decrease in the 2-Year Rate such that there is a hedge against the 2-Year Rate declining below a specific percentage over a calendar quarter (“floor”). Additionally, the Fund takes a short position in (sells) payer swaptions to offset the costs associated with the purchased receiver swaption and foregoes the potential upside from increases in the 2-Year Rate above a capped level over the same period (“upside cap”). As a result, some upside potential may be foregone from rising interest rates in certain market environments. The Fund generally intends to hold swaptions maturing in three months for the purpose of seeking to provide more predictable returns in a market cycle during the applicable hedge period. The Fund will generally seek to limit losses to a maximum loss of 20%, before fees and expenses, over a calendar quarterly period, with the potential upside capped between 5% to 35%, before fees and expenses, over the calendar quarter. The upside cap could be more or less depending on market conditions. There can be no assurance that the Fund will be successful in limiting losses.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Vest 10 Year Interest Rate Hedge ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) whose portfolio is constructed with the aim of delivering positive returns, before any fees and expenses, when the 10-year interest rate (the “10-Year Rate”) rises. The Fund is expected to experience losses when the 10-Year Rate falls. The 10-Year Rate is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities compounded over a period of 10 years. To achieve its investment objective of hedging against increases in the 10-Year Rate, the Fund invests in various derivatives (including futures, options, interest rate swaps, and swaptions). The Fund may take long positions in interest rate swaps to seek to benefit from rising interest rates. The Fund may also invest in ETFs that invest in U.S. Treasury bills or option contracts linked to ETFs that primarily invest in U.S. Treasury securities to implement the Fund’s hedging strategy. The Fund invests in U.S. Treasury bills as collateral for the Fund’s derivatives transactions.
In addition, the Fund will take long or short positions in interest rate payer or receiver swaptions to limit losses and gains. By taking these positions to limit losses, the upside cap (described below) is a by-product of seeking to limit the downside losses. For example, the Fund will take a long position in receiver swaptions to reduce the Fund’s exposure to declines in the 10-Year Rate, which is expected to have the effect of offsetting losses resulting from a decrease in the 10-Year Rate such that there is a hedge against the 10-Year Rate declining below a specific percentage over a calendar quarter (“floor”). Additionally, the Fund takes a short position in (sells) payer swaptions to offset the costs associated with the purchased receiver swaption and foregoes the potential upside from increases in the 10-Year Rate above a capped level over the same period (“upside cap”). As a result, some upside potential may be foregone from rising interest rates in certain market environments. The Fund generally intends to hold swaptions maturing in three months for the purpose of seeking to provide more predictable returns in a market cycle during the applicable hedge period. The Fund will generally seek to limit losses to a maximum loss of 15%, before fees and expenses, over a calendar quarterly period, with the potential upside generally capped between 10% to 35%, before fees and expenses, over the calendar quarter. The upside cap range could be more or less from quarter to quarter depending on market conditions. There can be no assurance that the Fund will be successful in limiting losses.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.